Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Cash at bank	304,601	38,657
Cash on deposit (cash equivalents)	100,000	30,237

Total cash and cash equivalents	404,601	68,894